ADDITIONAL INFORMATION-FINANCIAL STATEMENT - Schedule of Parent Company Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (33,904)	$ (93,419)	$ (179,181)
Share-based compensation	161	45	343
Bad debt provisions	7,184	11,912	37,255
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(2,462)	4,541	(821)
Accrued expenses and other current liabilities	(134)	(3,693)	(920)
Amount due from subsidiaries	(10)	934	(1,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash, at beginning of year	15,536	15,355
Cash, cash equivalents and restricted cash, at end of year	958	15,536	15,355
Parent Company [Member] | Reportable Legal Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(31,477)	(90,097)	(156,476)
Investment loss in subsidiaries	30,482	88,779	156,003
Share-based compensation	161	45	343
Bad debt provisions	286	0	0
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	1,501	24	1,907
Accrued expenses and other current liabilities	695	1,518	3
Amount due from subsidiaries	(1,651)	(353)	(1,830)
Net cash used in operating activities	(3)	(84)	(50)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	0	0
Net cash provided by financing activities	0	0	0
Net decrease in cash, cash equivalents and restricted cash	(3)	(84)	(50)
Cash, cash equivalents and restricted cash, at beginning of year	5	89	139
Cash, cash equivalents and restricted cash, at end of year	$ 2	$ 5	$ 89